Short-Term and Long-Term Borrowings	12 Months Ended
Dec. 31, 2018
Short-Term and Long-Term Borrowings [Abstract]
SHORT-TERM AND LONG-TERM BORROWINGS

NOTE 7 – SHORT-TERM AND LONG-TERM BORROWINGS

Short-term Borrowings

Short-term borrowings represent amounts due to various banks and other companies normally maturing within one year. The principal of the borrowings is due at maturity. Accrued interest is due either monthly or quarterly.

Short-term borrowings consisted of the following:

		As of	As of
		December 31, 2018	December 31, 2017
Agricultural Bank of China (“ABC”)	(1)	$8,622,194	$11,831,148
China Merchants Bank (“CMB”)	(2)	1,696,441	3,073,424
Industrial and Commercial Bank of China (“ICBC”)	(3)	4,557,315	4,019,908
Bank of China (“BOC”)	(4)	2,724,793	2,274,333
East West Bank (“EWB”)	(5)	2,000,000	2,000,000
Postal Savings Bank of China (“PSBC”)	(6)	-	4,046,597
Pennsylvania Industrial Development Authority – current portion of long-term borrowing (see “long-term borrowing” below)		89,898	88,339
East West Bank loan – current portion of long-term borrowing (see “long-term borrowing” below)		200,000	83,333
Total		$19,890,641	$27,417,082

(1)	During the year ended December 31, 2018, Taizhou Fuling entered into a series of short-term bank loan agreements with ABC for a total amount of $8,622,194. The terms of these loans are six months with variable interest rates based on the prevailing interest rates, respectively. The effective rates are from 4.57% to 5.15% per annum.

During fiscal year 2017, Taizhou Fuling entered into a series of short-term bank loan agreements with ABC for a total amount of $11,831,148. The terms of these loans are six to twelve months with variable interest rates based on the prevailing interest rates. The effective rates were from 4.57% to 4.90% per annum. As of December 31, 2018, $11,831,148 of them had been repaid upon maturity.

In February 2017, Great Plastics entered into a short-term bank loan agreement with ABC for $691,520. The terms of the loan are twelve months with a variable interest rate based on the prevailing interest rate. The effective rates are 5.66% per annum. This loan was fully repaid in July 2017 prior to its maturity.

These loans were guaranteed by the assets of a third party guaranty company and a shareholder of the Company. The third party guaranty company charges 2% of total loan amount.

(2)	During year ended December 31, 2018, Taizhou Fuling entered into a series of short-term bank borrowing agreements with CMB for a total amount of approximately $6.3 million (RMB 43.4 million). The terms of these loans are five to twelve months with variable interest rates based on the prevailing interest rates. The effective rates were from 2.40% to 6.09% per annum. The loans are guaranteed by Special Plastics and Taizhou Fuling’s general manager and Chair of the Board. As of December 31, 2018, $4,586,234 had been repaid in full upon maturity.

In January, March, July and December 2017, Taizhou Fuling entered into four short-term bank borrowing agreements for approximately $4.5 million (RMB 29.4 million) with CMB for twelve, six, six and twelve months, respectively. The effective rates were 6.09%, 2.67%, 1.99% and 6.09% per annum, respectively. The loans are guaranteed by Special Plastics and Taizhou Fuling’s general manager and Chair of the Board. As of December 31, 2018, these loans had been repaid in full upon maturity.

(3)	During the year ended December 31, 2018, Taizhou Fuling entered into a series of short-term loan agreements with ICBC for a total amount of $4,557,315. The terms of these loans are five to twelve months with the interest rates ranged from 3.47% to 5.44% per annum.

During 2017, Taizhou Fuling entered into a series of short-term loan agreements with ICBC for a total amount of $7,092,174. The terms of these loans are five to twelve months with the interest rates ranged from 2.14% to 5.00% per annum. As of December 31, 2018, these loans had been repaid upon maturity.

(4)	During the year ended December 31, 2018 and the year ended December 31, 2017, Taizhou Fuling entered into a series of short-term bank borrowing agreements and other financing agreements with BOC. The terms of the loans are three to twelve months, with fixed interest rates based on London InterBank Offered Rate (“LIBOR”) (for loans dominated in USD) or prime loan rates issued by People’s Bank of China (for loans dominated in RMB), plus certain base points. The effective interest rates vary from 3.30% to 5.01% per annum. The loans to Taizhou Fuling are guaranteed by the Chief Executive Officer (“CEO”).

(5)	On March 9, 2017, Direct Link entered into a line of credit agreement with East West Bank for $2,000,000 for one year. The annual interest rate is equivalent to LIBOR rate plus 2.75%. Direct Link was required to make restricted deposit of $41,900 for one year (which was released in June 2018) with an initial interest rate of 3.76% per annum. The line of credit is guaranteed by Fuling Global. The agreements require Direct Link to comply with certain financial covenants and ratios, including to maintain minimum debt service coverage ratio of 1.40 times and to maintain maximum total debt to equity ratio of 3.0 times etc. Direct Link will be measured semi-annually at December 31th and December 31st. Direct Link was not in compliance as of December 31, 2018. On April 7, 2017, Direct Link drew down $1,500,000 with the effective rate of 3.86% per annum. On December 1, 2017, Direct Link drew down another $500,000 with the effective rate of 4.45% per annum. Interest expense incurred on this loan for the year ended December 31, 2018 and 2017 were $47,955 and $14,942, respectively. On March 14, 2018, East West Bank approved to extend the loan to June 9, 2018. On June 26, 2018, East West Bank again approved to extend the loan to June 9, 2019. East West Bank had waived financial covenant violations as of December 31, 2018.

(6)	In January 2018, Taizhou Fuling entered into a short-term bank loan agreement with PSBC for $987,881. The terms of the loan are twelve months. The effective rates are 2.95% per annum. As of December 31, 2018, this loan had been repaid prior to its maturity.

In November and December 2017, Taizhou Fuling entered into a series of short-term bank loan agreements with PSBC for $2,975,004 and $1,071,593, respectively. The terms of these loans are twelve and five months, respectively. The effective rates are 2.65% and 4.15% per annum, respectively. As of December 31, 2018, these loans had been repaid upon maturity.

Long-term Borrowings

Long-term borrowings represent amounts due to various banks and other companies normally maturing over one year. The principal of the borrowings is due at maturity. Accrued interest is due either monthly or quarterly.

Long-term borrowings consisted of the following:

		As of	As of
		December 31, 2018	December 31, 2017
Pennsylvania Industrial Development Authority – long term	(1)	$658,234	$748,132
Agricultural Bank of China (“ABC”)	(2)	5,815,982	137,088
East West Bank (“EWB”) – long term	(3)	729,141	916,667
Total		$7,203,357	$1,801,887

(1)	On September 28, 2016, Fuling USA entered into a ten-year Machinery and Equipment Loan Agreement with the Pennsylvania Industrial Development Authority for $937,600, with fixed interest rate of 1.75%. This loan has been collateralized by the machinery and equipment, worth approximately $1.72 million. As of December 31, 2018, the amount of long-term borrowing was $748,132, and it consists of $89,898 of which is due within a year and $658,234 that is due over a year.

Future obligations for payments of this long-term loan are as below:

Twelve months ended December 31,
2019	$89,898
2020	91,484
2021	93,098
2022	94,740
2023	96,411
Thereafter	282,501
Total	$748,132

(2)	In June 2018, Taizhou Fuling entered into two buyer’s credit Loan Agreements with Agriculture Bank of China Limited for total of $2,471,792 (RMB 17 million) for 36 months. In July 2018, Taizhou Fuling entered into three buyer’s credit Loan Agreements with Agriculture Bank of China Limited for total of $3,344,190 (RMB 23 million) for 36 months. The loan bears variable interest rates based on the prevailing interest rate set by the People’s Bank of China at the time of borrowing, plus 13% of the prevailing interest rate. As of December 31, 2018, the amount of long-term borrowing was $5,815,982, and the effective rates were 5.37% and 5.23% per annum. The line of credit’s purpose is for inventory purchase. The line of credit is effective for the period from first day of loan to 36 months after the first day of loan.

On October 31, 2016, Fuling USA entered into a buyer’s credit Loan Agreement with Agricultural Bank of China Limited for a line of credit in the amount of $5,903,723 (RMB 41 million) for 18 months. The loan bears a variable interest rate based on the prevailing interest rate set by the People’s Bank of China at the time of borrowing, plus 6% of the prevailing interest rate. As of December 31, 2017, the amount of long-term borrowing was $137,088, and the effective rate was 5.30% per annum. The line of credit’s purpose is to acquire equipment. China Export & Credit Insurance Corporation provides insurance for the line of credit. The line of credit is effective for the period from first day of loan to 18 months after the first day of loan. As of December 31, 2018, this loan was fully repaid in full upon maturity.

(3)	On March 9, 2017, Fuling USA entered into a Delayed Draw Term Loan agreement with East West Bank for $1,000,000. The amount drawn will be turned into a 5-year term loan at LIBOR rate plus 3.00%. The loan is guaranteed by Fuling Global. Fuling USA is required to make a restricted deposit of $73,336 for one year with an initial interest rate of 4.19% per annum. The restricted deposit was increased to $121,639 in June 2018. The agreement requires Fuling USA to comply with certain financial covenants and ratios, including to maintain minimum debt service coverage ratio of 1.25 times and to maintain maximum total debt to equity ratio of 3.0 times etc. Fuling USA’s compliance with these covenants will be reviewed semi-annually at December 31th and December 31th. Fuling USA was in compliance as of December 31, 2018. On April 7 and December 1, 2017, Fuling USA drew down $500,000 (April 2017 Loan) and $500,000 (December 2017 Loan), respectively. April 2017 loan will expire April 7, 2023 and December 2017 loan will expire on December 1, 2023. Both April 2017 loan and December 2017 loan require interest only payment for the first year and require interest and principal payments for years from second year to sixth year. The effective rate was 4.11% per annum. As of December 31, 2018, the amount of long-term borrowing was $929,141, and it consists of $200,000 of which is due within a year and $729,141 which is due over a year.

Future obligations for payments of this long-term loan are as below:

Twelve months ended December 31,
2019	$200,000
2020	200,000
2021	200,000
2022	200,000
2023	129,141
Thereafter	-
Total	$929,141

As of December 31, 2018 and 2017, land use rights in the amount of $7,821,842 and $8,442,532, and property and buildings in the amount of $14,071,515 and $15,620,048, respectively, were pledged for all the above short-term and long-term borrowings.